Financial Instruments (Reconciliation of Recurring Unobservable Assets) (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 0	$ 2,929
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(3,100)
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Accretion Of Impairment Included In Earnings	12
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Change In Fair Value	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included in Other Comprehensive Income (Loss)	159
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	0
Derivative Financial Instruments, Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	0	175
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Accretion Of Impairment Included In Earnings	0
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Change In Fair Value	(175)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Gain (Loss) Included in Other Comprehensive Income (Loss)	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	$ 0